Information by Segment - Summary of Segment Disclosure for Company's Consolidated Operations Narrative (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($)		Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)		Dec. 31, 2018 MXN ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 MXN ($)
Disclosure of operating segments [line items]
Total revenues	$ 9,231	[1]	$ 183,615	$ 194,471	[2]	$ 182,342
Total assets	13,225	[3]		257,839	[4]		$ 263,066		$ 263,787
Total liabilities	$ 7,069	[3]		128,154	[4]		140,609		132,037
Mexico and Central America Segment
Disclosure of operating segments [line items]
Total assets				147,374			165,887		147,748
Total liabilities				95,694			113,727		96,525
South America Segment
Disclosure of operating segments [line items]
Total assets				110,465			97,179		116,039
Total liabilities				32,460			26,882		35,512
Mexico | Mexico and Central America Segment
Disclosure of operating segments [line items]
Total revenues			87,833	91,358		84,352
Total assets				130,045			148,068		130,865
Total liabilities				91,427			109,086		92,340
Brazil | South America Segment
Disclosure of operating segments [line items]
Total revenues			56,191	61,554		56,523
Total assets				82,667			70,376		86,007
Total liabilities				24,103			19,148		26,851
Colombia | South America Segment
Disclosure of operating segments [line items]
Total revenues			12,049	13,522		14,580
Total assets				16,518			15,993		17,626
Total liabilities				4,154			3,262		4,061
Argentina | South America Segment
Disclosure of operating segments [line items]
Total revenues			5,468	6,725		$ 9,152
Total assets				5,341			5,039		6,021
Total liabilities				1,637			1,842		$ 2,059
Uruguay | South America Segment
Disclosure of operating segments [line items]
Total revenues			$ 3,124	3,421
Total assets				5,939			5,771	$ 6,385
Total liabilities				$ 2,566			$ 2,630	$ 2,541

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.3
[2]	The Company initially adopted IFRS 16 on January 1, 2019 using the modified retrospective approach under which the comparative information is not restated – See note 3.18
[3]	Convenience translation to U.S. dollars ($) – See Note 2.2.3
[4]	The Company initially adopted IFRS 16 on January 1, 2019 using the modified retrospective approach under which the comparative information is not restated. – See Note 3.18